BUSINESS COMBINATIONS - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 21, 2016	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill acquired		$ 23,948	$ 5,838,959
Cablevision Systems Corp.
Business Acquisition [Line Items]
Consideration transfered	$ 9,958,323
2017 Acquisition
Business Acquisition [Line Items]
Consideration transfered		80,000
Goodwill acquired		23,948
Customer relationships | 2017 Acquisition
Business Acquisition [Line Items]
Amortizable intangible assets acquired		45,000
Other amortizable intangible assets | 2017 Acquisition
Business Acquisition [Line Items]
Amortizable intangible assets acquired		$ 9,400